                                                                 JUNE 8, 2001 TO
                                                  PROSPECTUSES DATED MAY 1, 2001

HIGH YIELD BOND TRUST

THE AVERAGE ANNUAL TOTAL RETURNS CHART IS AMENDED AS FOLLOWS:

     -------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2000

                     1 Year    5 Year    Life of Fund
                     ------    ------    ------------
     High Yield       0.97%      8.73%      10.92%

     Credit
     Suisse
     Index           (5.21%)     4.50%      11.18%
     -------------------------------------------------------


L-12945                                                          06/08/01